Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Statement of Financial Position [Abstract]
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 5,244,371	¥ 7,512,025
Trading account assets measured at fair value under fair value option	18,719,078	18,597,303
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	4,647,112	6,981,664
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	130,777	160,828
Held-to-maturity debt securities, Fair value	4,257,509	4,452,947
Equity securities pledged that secured parties are permitted to sell or repledge	1,889	1,364
Equity securities measured at fair value	6,192,613	6,413,867
Loans, net of unearned income, unamortized premiums and deferred loan fees, pledged that secured parties are permitted to sell or repledge	683,673	802,185
Due to trust account and other short-term borrowings measured at fair value under fair value option	300,196	289,755
Long-term debt measured at fair value under fair value option	¥ 299,768	¥ 325,808
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	13,667,770,520	13,667,770,520
Common stock, stated value
Treasury stock, shares	742,091,586	745,921,774